Legal proceedings update (Details) - Greece - Novartis (Hellas) S.A.C.I., Metamorphosis/Athens [member] € in Millions, $ in Millions	Jun. 30, 2025 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, damages claimed			$ 1.2
Estimated financial effect of contingent liabilities, compensation for moral damages	€ 229	$ 225.0